CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 14,192	$ 12,295
Restricted deposits	1,728	1,050
Short-term bank deposits	10,000	68,765
Available-for-sale marketable securities	28,853	4,293
Trade receivables, net (net of allowance for credit losses of $ 25,253 and $ 2,908 on December 31, 2023 and 2022, respectively)	14,828	44,167
Other receivables and prepaid expenses	8,437	7,985
Inventories	11,874	13,262
Total current assets	89,912	151,817
NON-CURRENT ASSETS:
Severance pay fund	395	371
Restricted deposit	158	0
Operating lease right-of-use assets	3,057	5,387
Trade receivables, net	0	4,934
Other assets	704	864
Property and equipment, net	11,189	14,236
Intangible assets, net	915	3,511
Goodwill	31,833	31,833
Total non-current assets	48,251	61,136
Total assets	138,163	212,953
CURRENT LIABILITIES:
Trade payables	969	11,661
Employees and payroll accruals	12,566	14,149
Deferred revenues	14,892	20,825
Short-term operating lease liabilities	1,453	2,542
Other payables and accrued expenses	9,528	11,424
Total current liabilities	39,408	60,601
LONG-TERM LIABILITIES:
Deferred revenues	7,437	7,285
Long-term operating lease liabilities	702	2,579
Accrued severance pay	1,080	940
Convertible debt	39,773	39,575
Total long-term liabilities	48,992	50,379
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2023and 2022; Issued: 39,192,939 and 38,186,043 shares at December 31, 2023 and 2022,respectively; Outstanding: 38,376,939 and 37,370,043 shares at December 31, 2023and 2022, respectively	981	954
Additional paid-in capital	312,128	303,298
Treasury share at cost - 816,000 shares at December 31, 2023 and 2022.	(3,998)	(3,998)
Accumulated other comprehensive income	483	(1,254)
Accumulated deficit	(259,831)	(197,027)
Total shareholders' equity	49,763	101,973
Total liabilities and shareholders' equity	$ 138,163	$ 212,953